Other Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Capitalized tax abatement, net	$ 7,151	$ 0
Deferred financing costs, net	805	440
Prepaid expenses	833	130
Deferred rent	423	11
Other	89	5
Total	9,301	$ 586
Capitalized tax abatement, accumulated depreciation	300
Capitalized tax abatement, estimated annual amortization	$ 400